5. NOTES PAYABLE AND CONVERTIBLE NOTES (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Aggregate outstanding principal balance of the Notes	$ 10,845,043	$ 10,845,043
Aggregate accrued but unpaid interest on the Notes	82,844	82,844
Prepayment Premium	325,351	325,351
Accrued PIK	9,941	9,941
Tax Liability	150,000	150,000
Accrued but unpaid fees and expenses	4,000	4,000
Payoff Amount	$ 11,417,179	$ 11,417,179